DEBT - Net Debt to Adjusted Funds Flow Ratio (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt
Net debt	$ 221,516	$ 640,423
Trailing adjusted funds flow	$ 1,230,289	$ 712,433	$ 265,490
Net debt to adjusted funds flow ratio	0.2	0.9